SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
25.    SHAREHOLDERS’ EQUITY
25.1.Share capital
On December 31, 2023, Suzano’s share capital was R$9,269,281 divided into 1,324,117,615 common shares, all nominative, book-entry shares without par value. Expenses related to the public offering were R$33,735, totaling a net share capital of R$9,235,546. The breakdown of the share capital is as set out below:

	December 31, 2023		December 31, 2022
	Quantity	(%)	Quantity	(%)

Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.76	367,612,329	27.01
Controller	196,065,636	14.81	195,064,797	14.33
Managements and related persons	32,105,783	2.42	34,102,309	2.51
Alden Fundo de Investimento em Ações	26,154,744	1.98	26,154,744	1.91
	621,938,492	46.97	622,934,179	45.76
Treasury (Note 25.5)	34,765,600	2.63	51,911,569	3.81
Other shareholders	667,413,523	50.40	686,417,836	50.43
	1,324,117,615	100.00	1,361,263,584	100.00
For the year ended December 31, 2023, SUZB3 common shares were quoted at R$55.63 (fifty-five reais and sixty-three cents) (R$48.24 (forty-eight reais and twenty-four cents)) on December 31, 2022).
25.2.Dividends and reserve calculations
The Company’s bylaws establishes that the minimum annual dividend shall be the lower of:
(i)25% of the adjusted net income for the year pursuant to Article 202 of Brazilian Law No.6,404/76; or
(ii)10% of the Company’s consolidated operating cash generation (“GCO”) for the year.
In the year ended December 31, 2023, based on the criteria defined in the bylaws, mandatory minimum dividends were determined in accordance with item (ii) above, as set forth below:

	December, 31 2023	December, 31 2022

Accounting EBITDA	19,537,398	29,630,671
Non-recurring and/or non-cash items	(1,264,428)	(1,435,769)
Adjusted EBTIDA	18,272,970	28,194,902
Capex Maintenance (Sustain)	(6,706,367)	(5,631,234)
GCO = Adjusted EBTIDA - Capex Maintenance	11,566,603	22,563,668

Dividends (10%) - Art. 26, "c" of the Bylaws	1,156,660	2,256,367
Interest on own capital distributed and dividends (1)	1,500,000	2,350,000
Withholding income tax	(190,119)
Interest on own capital distributed in excess (2)	(153,221)
Additional dividends		(93,633)

(1)On December 31, 2023, refers to Interest on own capital (Note 1.2.7).
(2)Considering that the distribution of Interest on own capital in the year ending in 2023 exceeded the minimum mandatory dividends, the Company does not expect to propose additional dividends at the next shareholders' meeting.
25.3.Reserves
25.3.1.Capital reserve
They consist of amounts received by the Company arising from transactions with shareholders that do not pass through the income statement and may be used to absorb losses when they exceed profit reserves and redemptions, reimbursements and purchases of shares.
25.3.2.Income reserves
Reserves are constituted by the allocation of the Company’s profits, after the allocation for the payment of the minimum mandatory dividends and after the allocation to the various profit reserves, as set forth below:
(i)Legal: measured based on 5% (five percent) of the net profit of each fiscal year as specified in Article 193 of Brazilian Law No. 6,404/76, which shall not exceed 20% (twenty percent) of the share capital, whereas in the year in which the balance of the legal reserve plus the capital reserve amounts exceeds 30% (thirty percent) of the share capital, the allocation of part of the profit will not be mandatory. The use of this reserve is restricted to loss compensation and capital increases, and aims to ensure the integrity of the share capital. For the year ended December 31, 2023, the balance of this reserve is R$1,847,109 (R$1,404,099 as of December 31, 2022).
(ii)Capital increase: measured on the basis of up to 90% (ninety percent) of the remaining balance of the net income for the year, limited to 80% (eighty percent) of the share capital, pursuant to the Company’s bylaws, after the allocation to the legal reserve and minimum mandatory dividends. The constitution of this reserve aims to ensure the Company has adequate operating conditions. For the year ended December 31, 2023, the balance of this reserve is R$15,670,952 (R$19,732,050 as of December 31, 2022).
(iii)Special statutory: measured on the basis of up to 10% (ten percent) of the remaining balance of net income for the year, and aims to ensure the continuity of the distribution of dividends, up to the limit of 20% of the share capital. For the year ended December 31, 2023, the balance of this reserve is R$1,887,576 and (R$2,192,442 as of December 31, 2022).
(iv)Tax incentives: it is measured as specified in Article 195-A of Brazilian Law No. 6,404/76, modified by Brazilian Law No. 11,638/07 and based on a proposal by the management bodies, it will allocate the portion of net income arising from donations or government grants for investment, which are excluded from the calculation basis of the mandatory dividend. Pursuant to Article 30 of Law No. 12,973/14 and Article 19 of Decree No. 1,598/77, the Company, based on the profit for the year, constituted its tax incentive reserve, including the incentives that: (i) were absorbed by a loss; (ii) would have been recognized in previous years, if profits had been recorded; and (iii) in the current year. For the year ended December 31, 2023, the balance of this reserve is R$998,237 (R$879,278 as of at December 31, 2022).
(v)Investment reserve: constituted in accordance with article 196 of Law No. 6,404/76, modified by Law No. 11,638/07, profit retention is carried out based on a capital budget. This practice aims to meet the needs of the Company's investment plan, previously approved at the Ordinary General Meeting. In the year ended December 31, 2023, the balance of this reserve is R$14,972,324.
The next shareholders' meeting will deliberate on the accumulated income reserve balance that exceeds the limit established in the Company’s bylaws.
25.4.Other reserves
These are changes that occur in shareholders’ equity arising from transactions and other events that do not originate with shareholders and are disclosed net of tax effects, as set forth below:

	Debenture conversion 5th issue	Actuarial loss	Exchange variation and fair value of financial assets	Exchange variation on conversion of financial statements of foreign subsidiaries	Deemed cost	Total

Balances at December 31, 2021	(45,746)	(137,191)	7,844	252,311	2,037,689	2,114,907
Actuarial loss		(7,608)				(7,608)
Loss on conversion of financial assets and fair value			(5,681)			(5,681)
Loss on conversion of financial statements and on foreign investments				(249,093)		(249,093)
Partial realization of deemed cost, net of taxes					(133,009)	(133,009)
Balances at December 31, 2022	(45,746)	(144,799)	2,163	3,218	1,904,680	1,719,516
Actuarial loss		(84,828)				(84,828)
Loss on conversion of financial assets and fair value			(865)			(865)
Gain on conversion of financial statements and on foreign investments				5,178		5,178
Partial realization of deemed cost, net of taxes					(100,705)	(100,705)
Balances at December 31, 2023	(45,746)	(229,627)	1,298	8,396	1,803,975	1,538,296
25.5.Treasury shares
In the year ended December 31, 2023, , the Company had 34,765,600 (51,911,569 as of December 31, 2022) of treasury shares, with an average cost of R$42.69 (forty-two reais and sixty-nine cents) (R$40.84 forty reais and eighty-four cents as of December 31, 2022) per share, with a historical value of R$1,484,014 (R$2,120,324 as of December 31, 2022) and the fair value corresponding to R$1,934,010 (R$2,504,214 as of December 31, 2022).
On February 28, 2023, 37,145,969 common shares were cancelled, as described in Note 1.2.5.
In the year ended December 31, 2023, the Company had repurchased 20,000,000 common shares with a total of R$880,914, at an average cost of R$44.05.

	Quantity	Average cost per share	Historical value	Market value

Balances at December 31, 2021	12,042,004	18.13	218,265	656,530
Exercised	(130,435)	18.13	(2,365)	(8,156)
Repurchase	40,000,000	47.61	1,904,424	1,904,424
Balances at December 31, 2022	51,911,569	40.84	2,120,324	2,504,214
Repurchase	20,000,000	44.05	880,914	880,914
Canceled	(37,145,969)	40.84	(1,517,224)	(1,570,532)
Balances at December 31, 2023	34,765,600	42.69	1,484,014	1,934,010
25.6.Distribution of results

	Limit on share capital%	Distribution of results		Reserve balances
		December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Realization of deemed cost, net of taxes		(100,705)	(133,009)
Tax incentive reserve		118,959	66,871	998,237	879,278
Legal reserve	20%	443,010	1,169,080	1,847,109	1,404,099
Capital increase reserve	80%	10,911,226	17,937,885	15,670,952	19,732,050
Special statutory reserve	20%	1,212,358	1,993,098	1,887,576	2,192,442
Investment reserve				14,972,324
Capital reserve				26,744	18,425
Unclaimed dividends forfeited			(2,308)
Proposed minimum mandatory dividends			2,256,367
Proposed additional dividend			93,633
Interest on own capital		1,500,000
		14,084,848	23,381,617	35,402,942	24,226,294